Net Income Per Common Share Attributable to CBI (Tables)	12 Months Ended
Feb. 28, 2017
Earnings Per Share [Abstract]
Basic and diluted net income per common share attributable to CBI
The computation of basic and diluted net income per common share is as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Common Stock		Common Stock		Common Stock
	Class A	Class B	Class A	Class B	Class A	Class B
(in millions, except per share data)
Net income attributable to CBI allocated – basic	$1,370.1	$165.0	$940.0	$114.9	$745.6	$93.7
Conversion of Class B common shares into Class A common shares	165.0	—	114.9	—	93.7	—
Effect of stock-based awards on allocated net income	—	(3.1)	—	(3.1)	—	(4.0)
Net income attributable to CBI allocated – diluted	$1,535.1	$161.9	$1,054.9	$111.8	$839.3	$89.7

Weighted average common shares outstanding – basic	175.934	23.353	173.383	23.363	169.325	23.397
Conversion of Class B common shares into Class A common shares	23.353	—	23.363	—	23.397	—
Stock-based awards, primarily stock options	4.812	—	7.075	—	8.502	—
Weighted average common shares outstanding – diluted	204.099	23.353	203.821	23.363	201.224	23.397

Net income per common share attributable to CBI – basic	$7.79	$7.07	$5.42	$4.92	$4.40	$4.00
Net income per common share attributable to CBI – diluted	$7.52	$6.93	$5.18	$4.79	$4.17	$3.83